SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details 2
Cash	$ 9,006	$ 186,722	$ 756,160	$ 784,525
Restricted Cash	85,786	$ 198,943	220,602	$ 141,102
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 94,792		$ 976,762